Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

PGIM Short Duration Multi-Sector Bond Fund

Prudential Investment Portfolios 9

PGIM Absolute Return Bond Fund

PGIM International Bond Fund

The Target Portfolio Trust

PGIM Core Bond Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

PGIM Global Total Return (USD Hedged) Fund

Prudential Investment Portfolios 2

PGIM Core Conservative Bond Fund

Prudential Investment Portfolios 3

PGIM Global Dynamic Bond Fund

PGIM Strategic Bond Fund

Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

(collectively referred to as the "Funds")

Supplement dated September 29, 2021 to each Fund's Currently Effective

Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's SAI and retain it for future reference.

With respect to PGIM Total Return Bond Fund, PGIM Short Duration Multi-Sector Bond Fund, PGIM Absolute Return Bond Fund, PGIM Strategic Bond Fund, PGIM Balanced Fund and PGIM Core Bond Fund, Lindsay Rosner, CFA is added as portfolio manager to each Fund effective September 30, 2021.

With respect to PGIM Global Total Return Fund, PGIM Global Total Return (USD Hedged) Fund, PGIM International Bond Fund and PGIM Global Dynamic Bond Fund, Brett Bailey, CFA is added as portfolio manager to each Fund effective September 30, 2021. Additionally, Michael J. Collins, CFA will no longer serve a portfolio manager to each Fund effective September 30, 2021.

With respect to PGIM Core Conservative Bond Fund, Michael Marinelli is added as a portfolio manager to the Fund effective September 30, 2021.

Effective September 30, 2021, each Fund's SAI is revised as follows:

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1.The table in the section of the applicable SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following:

PGIM Total Return Bond Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed	Lindsay Rosner,		15/$29,036,730,484	98/$63,529,423,148
Income	CFA	35/$36,185,364,965	1/$884,844,259	4/$1,349,233,352

*Information as of August 31, 2021.

PGIM Short Duration Multi-Sector Bond Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed	Lindsay Rosner,		15/$29,036,730,484	98/$63,529,423,148
Income	CFA	35/$92,097,852,571	1/$884,844,259	4/$1,349,233,352

*Information as of August 31, 2021.

PGIM Absolute Return Bond Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed	Lindsay Rosner,		15/$29,036,730,484	98/$63,529,423,148
Income	CFA	35/$94,233,525,429	1/$884,844,259	4/$1,349,233,352

*Information as of August 31, 2021.

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PGIM Strategic Bond Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed	Lindsay Rosner,		15/$29,036,730,484	98/$63,529,423,148
Income	CFA	35/$93,199,134,362	1/$884,844,259	4/$1,349,233,352

*Information as of August 31, 2021.

PGIM Balanced Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed
Income/PGIM	Lindsay Rosner,		15/$29,036,730,484	98/$63,529,423,148
Limited	CFA	35/$94,781,093,271	1/$884,844,259	4/$1,349,233,352

*Information as of August 31, 2021.

PGIM Core Bond Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed
Income/PGIM	Lindsay Rosner,		15/$29,036,730,484	98/$63,529,423,148
Limited	CFA	35/$93,748,939,370	1/$884,844,259	4/$1,349,233,352

*Information as of August 31, 2021.

PGIM Global Total Return Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed	Brett Bailey,		23/$3,283,551,759	132/$45,096,185,593
Income	CFA	32/$6,179,730,973	6/$3,254,404,680	12/$9,277,571,363

*Information as of August 31, 2021.

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PGIM Global Total Return (USD Hedged) Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed
Income/PGIM	Brett Bailey,		23/$3,283,551,759	132/$45,096,185,593
Limited	CFA	32/$12,270,988,233	6/$3,254,404,680	12/$9,277,571,363

*Information as of August 31, 2021.

PGIM International Bond Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed
Income/PGIM	Brett Bailey,		23/$3,283,551,759	132/$45,096,185,593
Limited	CFA	32/$12,303,962,828	6/$3,254,404,680	12/$9,277,571,363

*Information as of August 31, 2021.

PGIM Global Dynamic Bond Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed	Brett Bailey,		23/$3,283,551,759	132/$45,096,185,593
Income	CFA	32/$12,276,403,913	6/$3,254,404,680	12/$9,277,571,363

*Information as of August 31, 2021.

With respect to PGIM Global Total Return Fund, PGIM Global Total Return (USD Hedged) Fund, PGIM International Bond Fund and PGIM Global Dynamic Bond Fund, all references to Michael J. Collins, CFA are hereby removed.

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PGIM Core Conservative Bond Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed
Income/PGIM	Michael
Limited	Marinelli	1/$2,178,323,877	3/$13,513,300,956	12/$8,650,726,199

*Information as of August 31, 2021.

2.The section of the applicable SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is revised by adding the following:

PGIM Total Return Bond Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income	Lindsay Rosner, CFA	None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Lindsay Rosner's direct investment in the Fund are as follows: None. **Information as of August 31, 2021.

PGIM Short Duration Multi-Sector Bond Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income	Lindsay Rosner, CFA	None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

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The dollar range for Lindsay Rosner's direct investment in the Fund are as follows: None. **Information as of August 31, 2021.

PGIM Absolute Return Bond Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income	Lindsay Rosner, CFA	None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Lindsay Rosner's direct investment in the Fund are as follows: None. **Information as of August 31, 2021.

PGIM Strategic Bond Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income	Lindsay Rosner, CFA	None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Lindsay Rosner's direct investment in the Fund are as follows: None. **Information as of August 31, 2021.

PGIM Balanced Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income/PGIM Limited	Lindsay Rosner, CFA	None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to

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awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Lindsay Rosner's direct investment in the Fund are as follows: None. **Information as of August 31, 2021.

PGIM Core Bond Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income/PGIM Limited	Lindsay Rosner, CFA	None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Lindsay Rosner's direct investment in the Fund are as follows: None. **Information as of August 31, 2021.

PGIM Global Total Return Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income	Brett Bailey, CFA	None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Brett Bailey's direct investment in the Fund are as follows: None. **Information as of August 31, 2021.

PGIM Global Total Return (USD Hedged) Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income/PGIM Limited	Brett Bailey, CFA	None**

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*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Brett Bailey's direct investment in the Fund are as follows: None. **Information as of August 31, 2021.

PGIM International Bond Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income/PGIM Limited	Brett Bailey, CFA	None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Brett Bailey's direct investment in the Fund are as follows: None. **Information as of August 31, 2021.

PGIM Global Dynamic Bond Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income	Brett Bailey, CFA	None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Brett Bailey's direct investment in the Fund are as follows: None. **Information as of August 31, 2021.

With respect to PGIM Global Total Return Fund, PGIM Global Total Return (USD Hedged) Fund, PGIM International Bond Fund and PGIM Global Dynamic Bond Fund, all references to Michael J. Collins, CFA are hereby removed.

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PGIM Core Conservative Bond Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income/PGIM Limited	Michael Marinelli	None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Michael Marinelli's direct investment in the Fund are as follows: None. **Information as of August 31, 2021.

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